Intangible assets, net - Amortization (Details) ¥ in Millions, $ in Millions	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Intangible assets, net
2019		¥ 6,764
2020		3,408
2021		1,962
2022		1,513
2023		1,391
Thereafter		12,427
Net book value	$ 4,378	¥ 27,465	¥ 14,108